GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Supercom Ltd. (the "Company") was incorporated in 1988 in Israel. The Company's ordinary shares have been listed for trade on the OTC Market, which operates an electronic quotation service for securities traded over-the-counter, since October 1, 2009, under the ticker symbol "SPCBF". On January 24th, 2013 the Company has returned to its original name SuperCom Ltd. from the name Vuance Ltd.

Until January 2010 (the date of the sale of the activities as described below in Note 1b), the Company developed and marketed security solutions for viewing, tracking, locating, credentialing, and managing essential assets and personnel, which encompassed electronic access control, urban security, and critical situation management systems as well as long-range Active RFID for public safety, commercial, and government sectors. Following the sale of certain activities in January 2010, the Company is focusing on its wireless ID products and solutions, e-ID projects and solutions.

The Company is headquartered in Israel.

The Company sells its products through centralized marketing office in U.S and Israel.

The Company's subsidiaries includes: Vuance Inc. incorporated in the United States (see b below regarding the presentation of certain activity of Vuance Inc as discontinued operations), Vuance RFID Inc., (incorporated in Delaware) (see b below regarding the presentation of certain activity of Vuance RFID as discontinued operations), S.B.C. Aviation Ltd., (incorporated in Israel) which began operations in 2007, and focused until 2009 on executing perimeter security and a border control project at a European International Airport, PureRFid, Inc. (incorporated in Delaware) which focuses on the marketing and selling of the Company's active RFID solutions and until October 21, 2010 SuperCom Asia Pacific Limited incorporated in Hong Kong which focused on marketing (see c below). As of December 31, 2012, all the Company's activities were concentrated mainly through Supercom Ltd. and PureRFid, Inc.

Regarding the sale of certain assets and liabilities of Vuance Inc in January 2010, see b below.

On March 25, 2009, the Company, through its subsidiary, Vuance Inc., completed the acquisition of certain assets and liabilities of Intelli-Site, Inc. ("Intelli-Site"). The purchase price was $262 payable in cash and in shares of the Company (which were subject to a certain lock up mechanism) and included a contingent consideration of up to $600 based upon certain conditions.

The results of operations of Intelli-Site were included in the consolidated financial statements of the Company commencing April, 2009. However, during the first quarter of 2010, this activity (including the contingent consideration related to it) was sold, see b below.

b.	Discontinued operations

On January 28, 2010 (the "Closing Date"), the Company and its subsidiary Vuance, Inc. completed the sale of certain of the assets (including certain accounts receivable and inventory) and certain of the liabilities (including certain accounts payable) of Vuance Inc. (the "Sale") related to the Company's electronic access control market (the "Vuance EAC Business"), pursuant to a certain Agreement for Purchase and Sale of Business Assets (the "Purchase Agreement"), dated as of January 9, 2010 between Vuance Inc. and OLTIS Security Systems International, LLC ("OSSI"). On the Closing Date, as consideration for the Sale of the Vuance EAC Business, OSSI paid Vuance Inc. $147 in cash. In addition, OSSI paid off (the "Bridge Bank Payment") a certain Business Financing Agreement (the "Loan") between Vuance Inc. and Bridge Bank, National

Association in an amount of  $290. Further to the Bridge Bank Payment, the Loan was released, and the Company and Vuance Inc. no longer have any liabilities associated with the Loan. The Purchase Agreement includes an indemnification clause pursuant to which, Vuance Inc. agrees to indemnify and hold OSSI harmless from and against any claim or liability of Vuance Inc. or the Company, which may be asserted against OSSI, excepting only to the extent of any business debts and other liabilities which OSSI expressly agrees to pay or assume at the closing date.

On January 29, 2010 (the "Closing Date"), the Company and its subsidiary, Vuance, Inc., completed the sale of certain of the assets and certain of the liabilities of Vuance Inc. (the "Sale") related to the Company's Government Services Division (the "Vuance CSMS Business"), pursuant to a certain asset purchase agreement (the "Purchase Agreement") dated January 29, 2010 between the Company, Vuance Inc., WidePoint Corporation ("WidePoint") and Advance Response Concepts Corporation.

On the Closing Date, as consideration for the Sale, WidePoint paid Vuance Inc. $250. In addition, WidePoint agreed to pay Vuance Inc. a maximum earn out of $1,500 over the course of the calendar years 2010, 2011, and 2012, subject to the performance of certain financial requirements of the Vuance CSMS Business during each of those years. The Purchase Agreement includes an indemnification clause pursuant to which, each of the parties shall indemnify and hold harmless the other party in the event of the existence of certain circumstances stipulated in the Purchase Agreement.

Each of the activities sold meets the definition of a component under ASC Topic 205-20 - "Discontinued Operation", and accordingly, the results of operations of these components were presented as discontinued operations.

Following the sale of the activities, the Company does not have any involvement with respect to the activities sold.

The results of the discontinued operations are as follows:

Year ended
December 31,2010
$

Revenues	541
Cost of revenues	(497)
Research and development	(96)
Selling and marketing	(105)
General and administrative	(28)
Financial expenses	(4)
Impairment of goodwill and other intangible assets	-
Net loss	$(189)

c.	Sale of subsidiary:

During October 2010, the Company sold its entire equity interest in its wholly owned Hong Kong subsidiary, SuperCom Asia Pacific Limited (the "Subsidiary"), for no consideration. As part of this sale, the Company assigned to the purchaser certain outstanding loans due to the Company by the Subsidiary in the amount of $1,400. As result of the sale of the Subsidiary, the Company realized a capital gain of $272 in the fourth quarter of 2010.

d.	Extinguishment of liabilities

On November 3, 2010, the Company submitted to the District Court in Petach-Tikva, Israel, a request to summon meetings of creditors of the Company, in order to approve a proposed arrangement between the Company and its creditors (including convertible bond holders) in accordance with Section 350 of the Israeli Companies Law 5759-1999. The proposed arrangement involved an allotment of ordinary shares or warrants to purchase ordinary shares of the Company to certain of its creditors, at a price of $0.09 per ordinary share against 40% of the total outstanding debt to the creditors, to the effect of total satisfaction of the entire debt owed to the Company's creditors (thus forgiving and waiving 60% of the total outstanding debt of the Company). The proposed arrangement was based on the one which was approved by the general meeting of the shareholders dated September 12, 2010. The Company convened the meetings of its creditors to approve the proposed debt arrangement during February and March 2011. On March 15, 2011, the Company filed an application with the Petach-Tikva District Court, in Israel, for the approval of the creditor arrangement.

On July 18, 2011, the Discrict Court decided not to approve the Company's application, mainly due to an objection to the proposed arrangement filed by one of the Company's secured creditors, Special Situations Funds ("SSF"), which later assigned its bond on November 8, 2011 to Mr. Eliyahu Trabelsi (see also Notes 11 and 13f). In February 2012, following the approval of the board of directors, the Company decided to proceed with the arrangement which was approved by its general meeting without further proceeding in the District Court subject to its creditors agreements.

As of December 31, 2010, certain creditors with a total outstanding debt of $271 had accepted the Company's debt arrangement proposal. The Company allotted for those certain creditors a total of 1,206,142 warrants to purchase ordinary shares of the Company (see also Note 12f2). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $124 as a gain from extinguishment of debts based on the difference between the carrying amount of the liabilities extinguished ($271) and the fair value of the warrants allotted ($147), which was credited directly to additional paid-in capital.

During 2011, Certain creditors with a total outstanding debt of $3,369 had accepted the Company's debt arrangement proposal. The Company allotted for those certain creditors a total of 1,081,871 warrants and 300,000 options (with exercise price of nil) to purchase ordinary shares of the Company and 13,538,844 ordinary shares of the Company (see also Note 11). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $2,149 as a gain on extinguishment of debts based on the difference between the carrying amount of the liabilities extinguished ($3,369) and the fair value of the warrants and options allotted ($1,220), which was credited directly to additional paid-in capital (see also Note 12).

In a certain arrangement that was subject to the approval of the board of directors, following such approval, during 2012, certain creditors including Sigma Wave Ltd ("Sigma") and Mr. Eliyahu trabelsi, a convertible bond holders, had accepted the Company's debt arrangement proposal for a total amount of $3,910 its outstanding debt. The Company allotted to Sigma and Mr. Eliyahu Trabelsi a total of 14,585,155 ordinary shares of the Company (see also Note 11). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $2,417 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liability extinguished $3,910 and the fair value of the ordinary shares granted $1,240, which was credited directly to share capital $221 and additional paid-in capital $1,019  and Amount of liability extinguished on account of shares $127, and waarant in fair value $124.

e.	Concentration of risk that may have a significant impact on the Company:

Throughout the reporting periods the Company derived most of its revenues from two major customers. See also Note 14c.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

f.
During the year 2010, the Board of Directors had elected new board of directors recommended by Sigma Wave. Sigma had decided to acquire BH Bond (see Note 11) in order to initiate a Voluntary Debt to Equity Conversion of the main company liabilities to the bond holders and to certain company creditors. The Conversion which was completed in 2012, reduced the company liabilities by over $6 million.

The company had implemented a restructuring plan starting at the Q4 of 2010, consist of (i) major reduction of the operating expenses, by G&A cost cutting and optimization of the Sales global network (ii) expanding Gross Profit margin by negotiation of a better terms with supplier and subcontractors.(iii) sales of unprofitable subsidiaries and cutting cost in other global subsidiaries (iv)discontinue of un synergic activities and  divisions (v) increase of  sales in the company core competence markets.(vi) increased activities in more lucrative and rapid growing verticals markets(vii) the company have brought on board new and highly experienced executives and market experts to support the company broadening activity.

Starting at Q4 of 2010,  the company had demonstrated improvement in all operational and financial parameters;  Positive operation profit in Q4 of 2010,  completion of  the FY 2011 with $1 million net profit, FI 2012 with $4.8 million net profit, $2 million operating profit, and positive cash flow.

Management believed that for the FY 2013 and 2014, the company will continue with positive financial and operational performance; net profit and positive cash from operation.